Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Income Taxes [Line Items]
Federal statutory income tax rate	35.00%
Current income tax expense, State	$ (20,000)
Current income tax expense, Foreign	(12,000)
Deferred foreign income tax benefit	124,000
Increase in valuation allowance	16,800,000	12,400,000	7,000,000
Federal net operating loss carryforwards	124,300,000
State net operating loss carryforwards	79,700,000
Federal and state net operating loss carryforwards, expiration year	Dec. 31, 2034
Net operating loss carryforwards	46,615,000	35,077,000	23,810,000
Research and development credits	2,334,000	986,000	541,000
Federal research credit, description	On December 19, 2014 the Tax Increase Prevention Act was signed into law. The Act contains provisions that extended the federal research credit through the end of 2014. The federal research credit provisions had previously expired at the end of 2013. A benefit of $839 for 2014 federal research credit is reflected in the financial statements.
Federal research credit	839,000
Minimum percentage chances of tax benefit to be realized on examination	50.00%
Unrecognized tax benefits affect the Company's effective tax rate	0
Interest or penalties recorded	0
Expected significant change in unrecognized tax benefits, description	The Company does not expect any significant change in its unrecognized tax benefits within the next 12 months.
Additional Paid-In Capital [Member]
Reconciliation Of Income Taxes [Line Items]
Net operating loss carryforwards	1,500,000
Non-U.S [Member]
Reconciliation Of Income Taxes [Line Items]
Number of subsidiaries	2
Federal [Member]
Reconciliation Of Income Taxes [Line Items]
Research and development credits	2,700,000
Research and development credit carryforwards, expiration year	Dec. 31, 2034
State [Member]
Reconciliation Of Income Taxes [Line Items]
Research and development credits	1,700,000
Research and development credit carryforwards, expiration year	Dec. 31, 2034
Investments credits	$ 320,000